Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Inventory [Line Items]
Inventories	$ 199,402	$ 201,363	$ 192,922
Bulk Wine and Spirits
Inventory [Line Items]
Inventories		84,602	88,978
Bottled Wine and Spirits
Inventory [Line Items]
Inventories		100,075	86,785
Bottling and Packaging Supplies
Inventory [Line Items]
Inventories	13,455	15,690	16,328
Nonwine Inventory
Inventory [Line Items]
Inventories	$ 1,204	$ 996	$ 831